SHARE-BASED COMPENSATION PLANS (Tables)	9 Months Ended
Sep. 30, 2011
SHARE-BASED COMPENSATION PLANS [Abstract]
Summary of company's restricted stock awards
The tables below summarize the Company's restricted stock awards as of September 30, 2011:

	Restricted shares -Employees	Weighted- average grant- date fair value - Employees	Restricted shares - Non- employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2011	-	-	-	-
Granted during the year	163,000	$23.88	237,000	$22.06
Vested during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Non-vested at September 30, 2011	163,000	$23.88	237,000	$22.06

The tables below summarize the Company's restricted stock awards as of December 31, 2010:

	Restricted shares - Employees	Weighted- average grant- date fair value - Employees	Restricted shares - Non- employees	Weighted-average grant-date fair value - Non-employees
Non-vested at January 1, 2010	2,425	$31.99	1,750	$31.99
Granted during the year	-	-	-	-
Vested during the year	2,425	-	1,750	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2010	-	-	-	-